                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Duffy
Title:   Chief Compliance Officer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Duffy                      New York, NY                    07/28/08
-------------------------------------   -----------------------------   --------
[Signature]                             [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           97
Form 13F Information Table Value Total:      1643517
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28 - 10208             Richmond Enterprises, Inc.
2     28 - 10207             New York Community Bank
3     28 - 10200             New York Community Bancorp, Inc.


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Peter B. Cannell & Co., Inc.
FORM 13F

30-Jun-08

                                 Title                                                                 Voting Authority
                                  of                 Value   Shares/  Sh/  Put/  Invstmt    Other   ---------------------
Name of Issuer                   class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------  ------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ABBOTT LABORATORIES             COM     002824100      1103    20818  SH         Defined  1,2,3       20818
AFFILIATED MANAGERS GROUP INC   COM     008252108      2652    29450  SH         Defined  1,2,3       29450
AFLAC INC                       COM     001055102      5464    87003  SH         Defined  1,2,3       87003
AGILENT TECHNOLOGIES INC        COM     00846U101      3067    86300  SH         Defined  1,2,3       86300
ALEXANDER & BALDWIN INC         COM     014482103       481    10550  SH         Defined  1,2,3       10550
ALLERGAN INC.                   COM     018490102      5460   104900  SH         Defined  1,2,3      104900
AMERICAN INTL GROUP INC         COM     026874107       202     7626  SH         Defined  1,2,3        7626
AMGEN INC                       COM     031162100       457     9700  SH         Defined  1,2,3        9700
ANADARKO PETROLEUM CORP         COM     032511107     58615   783205  SH         Defined  1,2,3      783205
APACHE CORP                     COM     037411105     14687   105660  SH         Defined  1,2,3      105660
APPLE INC                       COM     037833100      1423     8500  SH         Defined  1,2,3        8500
APPLERA CORP                    COM     038020103      1269    37900  SH         Defined  1,2,3       37900
BARRICK GOLD CORPORATION        COM     067901108       273     6000  SH         Defined  1,2,3        6000
BAXTER INTERNATIONAL INC        COM     071813109      2318    36251  SH         Defined  1,2,3       36251
BERKSHIRE HATHAWAY INC DEL -    CL A    084670108       242        2  SH         Defined  1,2,3           2
BOARDWALK PIPELINE PTNRS        UT      096627104     12907   549475  SH         Defined  1,2,3      549475
BP PLC                          ADR     055622104       204     2930  SH         Defined  1,2,3        2930
BROOKFIELD ASSET MGMT INC       CL A    112585104     63331  1946241  SH         Defined  1,2,3     1946241
BROOKFIELD INFRASTRUCTURE PTNR  LP      G16252101     11437   583499  SH         Defined  1,2,3      583499
BURLINGTON NORTHERN SANTA FE C  COM     12189T104     38067   381085  SH         Defined  1,2,3      381085
CANADIAN PACIFIC RAILWAY LTD    COM     13645T100     25019   378275  SH         Defined  1,2,3      378275
CELGENE CORP                    COM     151020104     39556   619313  SH         Defined  1,2,3      619313
CHEVRON CORP                    COM     166764100      1142    11522  SH         Defined  1,2,3       11522
CHUBB CORP                      COM     171232101       230     4700  SH         Defined  1,2,3        4700
CISCO SYS INC                   COM     17275r102      5052   217200  SH         Defined  1,2,3      217200
CLEVELAND-CLIFFS INC            COM     185896107     69223   580780  SH         Defined  1,2,3      580780
COGNIZANT TECHNOLOGY SOLUTIONS  CL A    192446102     25589   787100  SH         Defined  1,2,3      787100
COLGATE-PALMOLIVE CO            COM     194162103       766    11080  SH         Defined  1,2,3       11080
COMMSCOPE INC                   COM     203372107     51201   970270  SH         Defined  1,2,3      970270
DEERE & CO                      COM     244199105      2424    33600  SH         Defined  1,2,3       33600
DENBURY RESOURCES INC           COM     247916208      4150   113700  SH         Defined  1,2,3      113700
DIAMOND OFFSHORE DRILLING INC   COM     25271C102      5566    40000  SH         Defined  1,2,3       40000
DISH NETWORK CORP               CL A    25470M109      1142    39000  SH         Defined  1,2,3       39000
DISNEY WALT CO.                 COM     254687106      3050    97746  SH         Defined  1,2,3       97746
DOMINION RESOURCES INC.         COM     25746u109      1008    21222  SH         Defined  1,2,3       21222
DOVER CORPORATION               COM     260003108      1896    39200  SH         Defined  1,2,3       39200
DUKE ENERGY CORP                COM     26441C105       775    44600  SH         Defined  1,2,3       44600
EATON CORP                      COM     278058102     69485   817755  SH         Defined  1,2,3      817755
ELAN PLC                        ADR     284131208     65061  1830125  SH         Defined  1,2,3     1830125
EMC CORP                        COM     268648102      3044   207200  SH         Defined  1,2,3      207200
EOG RESOURCES INC               COM     26875P101      5904    45000  SH         Defined  1,2,3       45000
EQUITABLE RESOURCES INC         COM     294549100     46418   672135  SH         Defined  1,2,3      672135
EV3 INC                         COM     26928A200     19169  2022000  SH         Defined  1,2,3     2022000
EXXON MOBIL CORP                COM     30231g102      2374    26934  SH         Defined  1,2,3       26934
FIDELITY NATIONAL FINANCIAL, I  CL A    31620R105      9415   747200  SH         Defined  1,2,3      747200
FIRST FINANCIAL NORTHWEST INC   COM     32022K102     13096  1318800  SH         Defined  1,2,3     1318800
GENERAL CABLE CORP              COM     369300108     56627   930605  SH         Defined  1,2,3      930605
GENERAL ELECTRIC COMPANY        COM     369604103      3313   124114  SH         Defined  1,2,3      124114
GENESIS ENERGY LP               UNIT    371927104     30878  1673600  SH         Defined  1,2,3     1673600
GENTEX CORP                     COM     371901109      5415   375000  SH         Defined  1,2,3      375000
HARLEY DAVIDSON INC.            COM     412822108       218     6000  SH         Defined  1,2,3        6000
HELMERICH & PAYNE INC           COM     423452101      5041    70000  SH         Defined  1,2,3       70000
HOME DEPOT INC                  COM     437076102      3925   167600  SH         Defined  1,2,3      167600
HUDSON CITY BANCORP             COM     443683107     25687  1540008  SH         Defined  1,2,3     1540008
ILLINOIS TOOL WORKS INC.        COM     452308109      5403   113715  SH         Defined  1,2,3      113715
INTERNATIONAL BUSINESS MACHINE  COM     459200101     56892   479980  SH         Defined  1,2,3      479980
JOHNSON & JOHNSON CO            COM     478160104      3621    56278  SH         Defined  1,2,3       56278
KLA-TENCOR CORP                 COM     482480100     59814  1469270  SH         Defined  1,2,3     1469270
LOEWS CORP COM                  COM     540424108       218     4640  SH         Defined  1,2,3        4640
MARSH & MCLENNAN COS INC.       COM     571748102       840    31650  SH         Defined  1,2,3       31650
MARTIN MARIETTA MATERIALS INC   COM     573284106     66595   642870  SH         Defined  1,2,3      642870
MERCK & CO INC                  COM     589331107       522    13850  SH         Defined  1,2,3       13850

METABOLIX INC                   COM     591018809       415    42300  SH         Defined  1,2,3       42300
MFA MORTGAGE INVESTMENTS INC    COM     55272X102     30088  4614775  SH         Defined  1,2,3     4614775
MICROSOFT CORP.                 COM     594918104      4527   164553  SH         Defined  1,2,3      164553
NORTHROP GRUMMAN CORP           COM     666807102      1560    23318  SH         Defined  1,2,3       23318
ORITANI FINANCIAL CORP          COM     686323106     17868  1116725  SH         Defined  1,2,3     1116725
PENN VIRGINIA RESOURCE PARTNER  COM     707884102      6842   252650  SH         Defined  1,2,3      252650
PEPSICO INC                     COM     713448108       552     8676  SH         Defined  1,2,3        8676
PETSMART INC                    COM     716768106      3388   169800  SH         Defined  1,2,3      169800
PIONEER NATURAL RESOURCES CO    COM     723787107       391     5000  SH         Defined  1,2,3        5000
POTLATCH CORP                   COM     737630103       262     5800  SH         Defined  1,2,3        5800
PROCTER & GAMBLE CO             COM     742718109       729    11986  SH         Defined  1,2,3       11986
PRUDENTIAL FINANCIAL INC        COM     744320102       341     5700  SH         Defined  1,2,3        5700
RAYONIER INC                    COM     754907103     67775  1596200  SH         Defined  1,2,3     1596200
ROCKWELL AUTOMATION INC         COM     773903109      2891    66100  SH         Defined  1,2,3       66100
ROMA FINANCIAL CORP             COM     77581P109     18252  1393300  SH         Defined  1,2,3     1393300
SANDISK CORP                    COM     80004C101     44727  2391800  SH         Defined  1,2,3     2391800
SCHERING PLOUGH CORP            COM     806605101       795    40400  SH         Defined  1,2,3       40400
SONOCO PRODUCTS CO              COM     835495102      9574   309325  SH         Defined  1,2,3      309325
SOUTHWESTERN ENERGY CO          COM     845467109     71251  1496563  SH         Defined  1,2,3     1496563
SPECTRA ENERGY CORP             COM     847560109      4414   153600  SH         Defined  1,2,3      153600
STANLEY WORKS                   COM     854616109      9713   216665  SH         Defined  1,2,3      216665
SYSCO CORP                      COM     871829107     12685   461100  SH         Defined  1,2,3      461100
TELEFLEX INC                    COM     879369106     24280   436765  SH         Defined  1,2,3      436765
TERADATA CORP                   COM     88076W103     18597   803675  SH         Defined  1,2,3      803675
TEVA PHARMACEUTICAL INDS LTD    ADR     881624209      1701    37142  SH         Defined  1,2,3       37142
TFS FINANCIAL CORP              COM     87240R107     46852  4042430  SH         Defined  1,2,3     4042430
THERMO FISHER SCIENTIFIC INC    COM     883556102     69965  1255425  SH         Defined  1,2,3     1255425
TRANSOCEAN INC                  COM     G90073100       244     1600  SH         Defined  1,2,3        1600
U.S. STEEL CORP                 COM     912909108     69025   373551  SH         Defined  1,2,3      373551
UNILEVER N V                    NY SHS  904784709      1770    62336  SH         Defined  1,2,3       62336
URBAN OUTFITTERS INC            COM     917047102      5458   175000  SH         Defined  1,2,3      175000
WAL MART STORES INC             COM     931142103      2757    49050  SH         Defined  1,2,3       49050
WATTS WATER TECHNOLOGIES INC    CL A    942749102       247     9900  SH         Defined  1,2,3        9900
WYETH                           COM     983024100      7120   148450  SH         Defined  1,2,3      148450
XTO ENERGY INC                  COM     98385X106     66038   963920  SH         Defined  1,2,3      963920
REPORT SUMMARY                    97 DATA RECORDS   1643517        3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED